UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30th, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Griffin Asset Management, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas M. Famigletti, CFA
Title:      President and CIO
Phone:      (917) 484-5608
Signature, Place and Date of Signing:

   Douglas M. Famigletti     New York, New York          August 8th,2011

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    111

Form 13F Information Table Value Total:    $206,265


List of Other Included Managers:  None




                                                              FORM 13F INFORMATION TABLE
                                                       Value       Shares/    Sh/ Put/ Invstmt    Other       Voting Authority
     Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- ------------- --- ---- ------ ---------- ------- ------- -------
Annaly Capital Mgmt Inc Pfd A  PFD              035710508      848         32435 SH       Sole                    32435
Ishares US Pfd Stock Index     PFD              464288687      738         18600 SH       Sole                    18600
3M Company                     COM              88579Y101     4520         47657 SH       Sole                    47657
AT&T Inc                       COM              00206R102      904         28780 SH       Sole                    28780
Abbott Labs                    COM              002824100     5767        109590 SH       Sole                   109590
Amazon.com Inc                 COM              023135106      535          2615 SH       Sole                     2615
American Express               COM              025816109     4872         94232 SH       Sole                    94232
Anadarko Petro Corp            COM              032511107      230          3000 SH       Sole                     3000
                                                               138          1800 SH       Other                               1800
Anheuser Busch Inbev ADR       COM              03524a108      332          5725 SH       Sole                     5725
Apple Inc                      COM              037833100     2287          6814 SH       Sole                     6814
                                                                62           185 SH       Other                                185
Automatic Data Processing Inc  COM              053015103      212          4025 SH       Sole                     4025
BP Plc Spons Adr               COM              055622104      322          7266 SH       Sole                     7266
Bank of New York Mellon Corp   COM              064058100     2623        102387 SH       Sole                   102387
Baxter International           COM              071813109     4294         71942 SH       Sole                    71942
Berkshire Hathaway Inc Cl A    COM              084670108     5921            51 SH       Sole                       51
Berkshire Hathaway Inc Cl B    COM              084670702     1536         19850 SH       Sole                    19850
                                                                39           500 SH       Other                                500
Boeing                         COM              097023105      803         10865 SH       Sole                    10865
Bombardier Inc Cl B            COM              097751200       94         13000 SH       Sole                    13000
Bristol Myers Squibb           COM              110122108     3632        125432 SH       Sole                   125432
CVS Caremark Corp              COM              126650100     2239         59586 SH       Sole                    59586
                                                                90          2400 SH       Other                               2400
Chevron Corp                   COM              166764100     3806         37012 SH       Sole                    37012
                                                               103          1000 SH       Other                               1000
Cisco Systems Inc              COM              17275R102      431         27600 SH       Sole                    27600
                                                                66          4200 SH       Other                               4200
Coca-Cola                      COM              191216100     5494         81650 SH       Sole                    81650
                                                                67          1000 SH       Other                               1000
Colgate Palmolive              COM              194162103      337          3850 SH       Sole                     3850
ConocoPhillips                 COM              20825C104     1115         14829 SH       Sole                    14829
Costco Wholesale               COM              22160k105     1375         16920 SH       Sole                    16920
Deere & Co                     COM              244199105     1128         13680 SH       Sole                    13680
Devon Energy Corp New Com      COM              25179M103      756          9595 SH       Sole                     9595
                                                                63           800 SH       Other                               800
DuPont E I De Nemours          COM              263534109     2799         51785 SH       Sole                    51785
E M C Corp                     COM              268648102     1295         47000 SH       Sole                    47000
Emerson Electric               COM              291011104     3612         64216 SH       Sole                    64216
Express Scripts Inc            COM              302182100     1161         21500 SH       Sole                    21500
Exxon Mobil Corp               COM              30231G102    11300        138850 SH       Sole                   138850
                                                                86          1056 SH       Other                               1056
General Electric               COM              369604103     5394        286014 SH       Sole                   286014
                                                                23          1200 SH       Other                               1200
Google Inc                     COM              38259P508     2420          4780 SH       Sole                     4780
                                                               127           250 SH       Other                                250
Graco Inc                      COM              384109104     2574         50810 SH       Sole                    50810
HSBC Hldgs PLC Spon Adr        COM              404280406      507         10225 SH       Sole                    10225
                                                                57          1150 SH       Other                               1150
Hewlett Packard Co             COM              428236103     3381         92887 SH       Sole                    92887
                                                                40          1100 SH       Other                               1100
Home Depot                     COM              437076102     4616        127453 SH       Sole                   127453
                                                                56          1550 SH       Other                               1550
Honeywell International        COM              438516106     5931         99527 SH       Sole                    99527
                                                                72          1200 SH       Other                               1200
Illinois Tool Works            COM              452308109     3635         64346 SH       Sole                    64346
                                                                62          1100 SH       Other                               1100
Intel Corp                     COM              458140100     3231        145814 SH       Sole                   145814
                                                                51          2300 SH       Other                               2300
International Business Machine COM              459200101    11768         68599 SH       Sole                    68599
                                                               172          1000 SH       Other                               1000
J P Morgan Chase & Co          COM              46625H100     5425        132510 SH       Sole                   132510
                                                                61          1480 SH       Other                               1480
Johnson & Johnson              COM              478160104     7090        106589 SH       Sole                   106589
McDonalds Corp                 COM              580135101     1988         23575 SH       Sole                    23575
Merck & Co Inc                 COM              58933Y105     4535        128504 SH       Sole                   128504
                                                                16           461 SH       Other                                461
Microsoft Corp                 COM              594918104     4232        162783 SH       Sole                   162783
                                                                91          3500 SH       Other                               3500
Nestle S A Sponsored Adr       COM              641069406     1240         19883 SH       Sole                    19883
Nike Inc.                      COM              654106103      361          4013 SH       Sole                     4013
Nokia Corp Adr                 COM              654902204      117         18200 SH       Sole                    18200
                                                                15          2400 SH       Other                               2400
Novartis AG Sponsored Adr      COM              66987V109     3320         54335 SH       Sole                    54335
Nucor Corp                     COM              670346105     2171         52680 SH       Sole                    52680
Odyne Corp                     COM              67611R100        0         51625 SH       Sole                    51625
Pepsico                        COM              713448108     5237         74360 SH       Sole                    74360
Petroleo Brasileiro S.A. Spon  COM              71654V408     1216         35925 SH       Sole                    35925
                                                                34          1000 SH       Other                                1000
Pfizer                         COM              717081103      496         24084 SH       Sole                    24084
Philip Morris International In COM              718172109     1420         21261 SH       Sole                    21261
Potash Corp of Saskatchewan In COM              73755L107      527          9245 SH       Sole                     9245
Praxair Inc Com                COM              74005p104     2806         25885 SH       Sole                    25885
                                                               108          1000 SH       Other                                1000
Procter & Gamble               COM              742718109     7802        122731 SH       Sole                   122731
                                                               127          2000 SH       Other                                2000
Royal Dutch Shell Plc          COM              780259206     1667         23433 SH       Sole                    23433
Schlumberger                   COM              806857108     1264         14635 SH       Sole                    14635
                                                               138          1600 SH       Other                                1600
Searchlight Minerals Com       COM              812224202        6         15000 SH       Sole                    15000
Select Sector SPDR Healthcare  COM              81369y209      178          5000 SH       Sole                     5000
Sigma Aldrich Corp             COM              826552101     2505         34140 SH       Sole                    34140
Staples Inc                    COM              855030102      468         29600 SH       Sole                    29600
Sysco Corp                     COM              871829107     2734         87689 SH       Sole                    87689
TJX Cos Inc                    COM              872540109      310          5905 SH       Sole                     5905
Target Corporation             COM              87612E106     4250         90599 SH       Sole                    90599
                                                                47          1000 SH       Other                                1000
Teva Pharmaceutical Ind        COM              881624209      602         12485 SH       Sole                    12485
                                                                68          1400 SH       Other                                1400
Texas Instruments              COM              882508104      515         15700 SH       Sole                    15700
                                                                98          3000 SH       Other                                3000
US Bancorp                     COM              902973304      517         20259 SH       Sole                    20259
Unilever N V New York          COM              904784709      670         20400 SH       Sole                    20400
United Technologies Corp       COM              913017109     2309         26086 SH       Sole                    26086
Varian Medical Systems Inc     COM              92220P105      280          4000 SH       Sole                     4000
Verizon Communications         COM              92343V104      580         15572 SH       Sole                    15572
Visa Inc Cl A                  COM              92826C839     1936         22982 SH       Sole                    22982
                                                                51           600 SH       Other                                 600
Wal-Mart Stores                COM              931142103     3054         57473 SH       Sole                    57473
Walgreen                       COM              931422109     4135         97396 SH       Sole                    97396
Wells Fargo                    COM              949746101     5296        188726 SH       Sole                   188726